Restructuring and Impairment Charges (Summary of Significant Restructuring, Impairment and Other Charges) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 339.5
Long-lived asset impairment charges	365.4	381.7	0	24.6
Goodwill impairment charges	384.1	440.5	0	0
Investment/JV impairments	78.9	78.9	0	0
Inventory adjustments and other	96.7
Semiconductor Materials [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	35.6
Long-lived asset impairment charges	7.4
Goodwill impairment charges	0
Investment/JV impairments	0
Inventory adjustments and other	14.2			0
Solar Energy [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	303.0
Long-lived asset impairment charges	358.0
Goodwill impairment charges	384.1	440.5	0	0
Investment/JV impairments	78.9
Inventory adjustments and other	82.5
Corporate Elimination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	0.9
Long-lived asset impairment charges	0
Goodwill impairment charges	0
Investment/JV impairments	0
Inventory adjustments and other	$ 0